WEBs ETF Trust

WEBs Consumer Staples XLP Defined Volatility ETF

Schedule of Investments
July 31, 2026 (unaudited)

SECURITY DESCRIPTION	SHARES	VALUE
EXCHANGE-TRADED FUNDS – 50.6%
United States – 50.6%
State Street Consumer Staples Select Sector SPDR ETF(1)	1,539	$130,892
TOTAL EXCHANGE-TRADED FUNDS (Cost - $131,107)		130,892

	PRINCIPAL
	AMOUNT
SHORT-TERM INVESTMENTS – 45.6%
Time Deposits – 45.6%
Citibank, New York, 2.98% 08/03/2026(2)	$100,658	100,658
JPMorgan Chase, New York, 2.98% 08/03/2026	17,110	17,110
TOTAL TIME DEPOSITS (Cost - $117,768)		117,768
TOTAL SHORT-TERM INVESTMENTS (Cost - $117,768)		117,768

TOTAL INVESTMENTS – 96.2% (Cost - $248,875)		248,660
OTHER ASSETS LESS LIABILITIES – 3.8%		9,712
NET ASSETS – 100.0%		$258,372

TOTAL RETURN SWAPS

Counterparty & Reference Instrument	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Value and Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Instrument
Cantor Fitzgerald State Street Consumer Staples Select Sector SPDR ETF	OBFR + 1.20%	Varies(3)	USD	113	08/24/2026	$9,903

(1)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.
(2)	Position, or a portion thereof, has been segregated to collateralize derivatives outstanding.
(3)	Payment frequency is monthly for financing fee, at maturity for total return, including dividends.

Abbreviations used in this schedule:

OBFR – Overnight Bank Funding Rate